Schedule of Investments
August 31, 2023 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.09%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.47%
Carter's, Inc.	5,900	422,263

Biological Products (No Diagnostic Substances) - 4.54%
Amgen, Inc.	2,920	748,513
Gilead Sciences, Inc.	7,300	558,304

		1,306,817

Beverages - 1.14%
The Coca-Cola Company (2)	5,500	329,065

Computer & Office Equipment - 1.95%
HP, Inc.	18,920	562,113

Crude Petroleum & Natural Gas - 4.79%
Shell PLC ADR	22,200	1,378,398

Fire, Marine & Casualty Insurance - 1.05%
Allstate Corp.	2,805	302,407

Footwear (No Rubber) - 1.58%
Steven Madden Ltd.	13,200	455,400

Leather & Leather Products- 1.75%
Tapestry, Inc.	15,100	503,132

Metal Mining - 2.80%
BHP Group Ltd. ADR (2)	7,400	425,426
Rio Tinto Group PLC ADR	6,100	381,250

		806,676

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.60%
Energizer Holdings, Inc.	13,410	460,634

Motor Vehicle Parts & Accessories - 4.27%
Gentex Corp.	23,820	777,961
Magna International, Inc. Class A	7,670	451,150

		1,229,111

National Commercial Banks - 2.47%
Bank of America Corp.	24,770	710,156

Petroleum Refining - 3.49%
Valero Energy Corp.	7,730	1,004,127

Pharmaceutical Preparations - 13.60%
Bristol Myers Squibb Co.	13,040	803,916
GlaxoSmithKline PLC ADR	23,464	824,290
Haleon PLC ADR	22,580	185,608
Novartis AG ADR (2)	9,900	994,752
Prestige Consumer Healthcare, Inc. (2)	17,366	1,012,959
Sanofi SA ADR	1,800	95,724

		3,917,249

Retail-Apparel and Accessory Stores - 0.25%
Torrid Holdings, Inc. (2)	32,420	73,269

Retail-Catalog & Mail-Order Houses - 0.59%
Amazon.com, Inc. (2)	1,240	171,132

Retail-Family Clothing Stores - 2.11%
Ross Stores, Inc.	5,000	609,050

Retail-Furniture Stores - 0.40%
Haverty Furniture Companies, Inc.	3,700	115,810

Retail-Grocery Stores - 2.22%
The Kroger Co.	13,800	640,182

Security Brokers, Dealers & Flotation Companies - 3.07%
The Charles Schwab Corp.	14,940	883,701

Services-Business Services - 2.09%
Ebay, Inc.	13,440	601,843

Services-Computer Programming, Data Processing, Etc. - 8.42%
Alphabet, Inc. Class A (2)	17,800	2,423,826

Services-Medical Laboratories - 1.87%
Quest Diagnostics, Inc.	4,100	539,150

Services - Prepackaged Software - 2.88%
Adobe, Inc. (2)	400	223,736
Check Point Software Technologies Ltd. (Israel) (2)	4,500	605,655

		829,391

Ship & Boat Building & Repairing - 1.38%
Huntington Ingalls Industries, Inc.	1,800	396,576

State Commercial Banks - 4.16%
Bank of New York Mellon Corp.	26,730	1,199,375

Transportation Services - 2.63%
Booking Holdings, Inc. (2)	244	757,627

Wholesale-Drugs Proprietaries & Druggists' Sundries - 8.52%
Cencora, Inc.	6,090	1,071,718
McKesson Corp.	3,350	1,381,272

		2,452,990

Total Common Stock	(Cost $ 20,509,405)	25,081,470

Money Market Fund - 12.89%

First American Government Obligations Fund Class X, 5.25%	3,713,377	3,713,377

Total Money Market Fund	(Cost $ 3,713,377)	3,713,377

Total Investments - 99.98%	(Cost $ 24,222,782)	28,794,847

Other Assets less Liabilities (0.02%)		5,017

Total Net Assets - 100.00%		28,799,864

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$28,794,847	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$28,794,847	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2023.